SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 437
Changes in other comprehensive income (loss) before reclassifications	(1,093)
Net current-period other comprehensive income (loss)	(1,168)	(350)	1,747
Balance	(731)	437
Operating expenses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)	4
Financial income, net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)	(79)
Unrealized gains (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	107
Changes in other comprehensive income (loss) before reclassifications	(2)
Net current-period other comprehensive income (loss)	(81)
Balance	26
Unrealized gains (losses) on marketable securities [Member] | Operating expenses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)
Unrealized gains (losses) on marketable securities [Member] | Financial income, net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)	(79)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	330
Changes in other comprehensive income (loss) before reclassifications	(1,091)
Net current-period other comprehensive income (loss)	(1,087)
Balance	(757)
Unrealized gains (losses) on cash flow hedges [Member] | Operating expenses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)	4
Unrealized gains (losses) on cash flow hedges [Member] | Financial income, net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)